Loss per share	9 Months Ended
Sep. 30, 2023
Income per share
Loss per share

13.Loss per share

The following table sets forth basic and diluted net loss per common share computational data (in thousands, except per share data):

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022*	2023	2022*

Loss attributable to equity holders ($’000)	(265,351)	(36,648)	(1,505,859)	(200,103)
Less: allocation of loss to non‑controlling interest ($’000)	(1,974)	(5,946)	(8,334)	(9,162)
Loss attributable to IHS common shareholders ($’000)	(263,377)	(30,702)	(1,497,525)	(190,941)

Basic weighted average shares outstanding (‘000)	334,046	331,688	333,388	330,913
Potentially dilutive securities (‘000)	1,811	3,446	2,079	3,381
Potentially dilutive weighted average common shares outstanding (‘000)	335,857	335,134	335,467	334,294
Loss per share:
Basic loss per share ($)	(0.79)	(0.09)	(4.49)	(0.58)
Diluted loss per share ($)	(0.79)	(0.09)	(4.49)	(0.58)

Potentially dilutive securities include share-based compensation options, but for the nine and three months ended September 30, 2023, and the nine and three months ended September 30, 2022, these securities were anti-dilutive and thus do not impact diluted loss per share.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.